Condensed Statement of Changes in Shareholders’ Equity (Unaudited) - USD ($)	Class A Ordinary shares	Class B Ordinary shares	Additional Paid in Capital	(Accumulated Deficit) Retained Earnings	Total
Balance at Feb. 12, 2019
Balance (in Shares) at Feb. 12, 2019
Sale of Class B ordinary share to sponsor		$ 863	24,137		25,000
Sale of Class B ordinary share to sponsor (in Shares)		8,625,000
Sale of 34,500,000 Units, net of underwriters discount and offering costs	$ 3,450		309,237,190		309,237,190
Sale of 34,500,000 Units, net of underwriters discount and offering costs (in Shares)	34,500,000
Common stock subject to redemption	$ (3,450)		(309,261,327)	(38,196,074)	(347,460,851)
Common stock subject to redemption (in Shares)	(34,500,000)
Net income				3,619,908	3,619,908
Balance at Dec. 31, 2019		$ 863		(34,576,166)	(34,575,303)
Balance (in Shares) at Dec. 31, 2019		8,625,000
Common stock subject to redemption				(2,017,548)	(6,779,026)
Net income				6,779,032	6,779,032
Balance at Mar. 31, 2020		$ 863		4,998,800	5,000,007
Balance (in Shares) at Mar. 31, 2020		8,625,000
Balance at Dec. 31, 2019		$ 863		(34,576,166)	(34,575,303)
Balance (in Shares) at Dec. 31, 2019		8,625,000
Common stock subject to redemption				(2,122,286)	(2,122,286)
Net income				(73,292,930)	(73,292,930)
Balance at Dec. 31, 2020		$ 863		(109,991,382)	(109,990,519)
Balance (in Shares) at Dec. 31, 2020		8,625,000
Common stock subject to redemption				(8,621)
Net income				38,507,524	38,507,524
Balance at Mar. 31, 2021		$ 863		$ (71,492,479)	$ (71,491,616)
Balance (in Shares) at Mar. 31, 2021		8,625,000